Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024

Leasehold improvement	$-	$243,347
Vehicle	67,503	25,735
Office equipment	28,652	136,446
Electronic equipment	53,177	38,394
Less: Accumulated depreciation	121,769	301,960
Subtotal	27,563	141,962
Less: property and equipment, net from discontinued operations	-	4,356
Property and equipment, net	$27,563	$137,606

The depreciation expenses for the year ended December 31, 2025 was $76,324. For the years ended December 31, 2024 and 2023 for the continuing and discontinued operations, depreciation expenses amounted to $81,891 and $71,590.